Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Schedule of Percentage of Participation

As of December 31, 2025, 2024 and 2023 the percentage of participation that it maintains over its subsidiaries is as follows:

	Operating	Functional	% Participation
The Group’s companies:	Country	currency	2025	2024	2023
Home organization (“Betterware”):
Betterware de México, S.A.P.I. de C.V.	Mexico	Peso	Last controlling entity
BLSM Latino América Servicios, S.A. de C.V.	Mexico	Peso	100%	99%	99%
Betterware de Guatemala, S.A.	Guatemala	Quetzal	100%	70%	70%
Programa Lazos, S.A. de C.V.	Mexico	Peso	70%	70%	70%
Betterware Ningbo Trading Co, LTD. (1)	China	Yuan	-	-	100%
Finayo, S.A.P.I. de C.V. SOFOM ENR	Mexico	Peso	100%	100%	100%
Betterware América, LLC.	United States	Dollar	100%	100%	100%
Betterware Perú, S.A.C.	Perú	Dollar	100%	100%	-
Betterware Ecuador, S.A.S.	Ecuador	Dollar	100%	-	-
Betterware Colombia, S.A.S.	Colombia	Dollar	100%	-	-
Beauty and personal care (B&PC) (“Jafra”):
Jafra México Holding Company, B.V.	Mexico	Euro	100%	100%	100%
Distribuidora Comercial Jafra, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafra Cosmetics International, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafra Cosmetics, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Serviday, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafrafin, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Distribuidora Venus, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafra Cosmetics International, Inc.	United States	Dollar	100%	100%	100%

(1)	Betterware Ningbo Trading Co, LTD was part of the Group until June 21, 2023.

Schedule of Useful Lives are Used in the Calculation of Depreciation

The following useful lives, considering separately each of the asset’s components, are used in the calculation of depreciation:

Asset	Useful life
Buildings	5 – 50 years
Molds and machinery	3 – 15 years
Vehicles	4 years
Computers and equipment	3 – 10 years
Leasehold improvements	3 – 5 years

Schedule of Lives of Intangible Assets with a Defined Useful Life

The estimated useful lives of intangible assets with a defined useful life are summarized as follows:

Intangibles:	Betterware	Jafra
Customer relationships	10 years	12 years
Software	3 years	-
Brands and logo rights	10 – 30 years	-